Significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2018
Corporate Information And Statement Of IFRS Compliance [Abstract]
Schedule of Useful Lives of Property, Plant and Equipment
Estimated useful lives are as follows:

Asset	Estimated Useful Life
Plant equipment	10 to 15 years
Computer equipment	3 to 15 years
Leasehold improvements	Lesser of the lease term plus one renewal term or useful life of the asset
Show displays	2 to 10 years
Furniture and fixtures	5 to 15 years
The following table presents changes in the cost and the accumulated depreciation on the Company’s property, plant and equipment:

	Plant equipment	Computer equipment	Leasehold improvements	Show displays	In progress	Furniture and fixtures	Total
Cost	$	$	$	$	$	$	$
March 31, 2016	5,209	2,673	15,394	2,492	—	2,546	28,314
Additions	2,989	993	9,397	1,448	—	971	15,798
Business acquisition	668	—	—	—	—	—	668
Disposals	—	(53)	—	—	—	(110)	(163)
March 31, 2017	8,866	3,613	24,791	3,940	—	3,407	44,617
Additions	3,421	1,137	12,829	1,630	5,769	6,524	31,310
Disposals	—	—	(188)	—	—	—	(188)
Transfers	—	197	3,818	—	(5,401)	1,386	—
March 31, 2018	12,287	4,947	41,250	5,570	368	11,317	75,739

	Plant equipment	Computer equipment	Leasehold improvements	Show displays	In progress	Furniture and fixtures	Total
Accumulated depreciation	$	$	$	$		$	$
March 31, 2016	586	654	1,908	495	—	241	3,884
Additions	716	614	2,002	719	—	233	4,284
Disposals	—	—	—	—	—	(18)	(18)
March 31, 2017	1,302	1,268	3,910	1,214	—	456	8,150
Additions	1,145	919	3,319	1,285	—	796	7,464
Disposals	—	—	(47)	—	—	—	(47)
March 31, 2018	2,447	2,187	7,182	2,499	—	1,252	15,567
Net book value
March 31, 2017	7,564	2,345	20,881	2,726	—	2,951	36,467
March 31, 2018	9,840	2,760	34,068	3,071	368	10,065	60,172

Schedule of Useful Lives of Intangible Assets
The useful lives of intangible assets are assessed as either finite or indefinite.

Asset	Estimated Useful Life
Brand name	Indefinite
Domain name	Indefinite
ERP software	7 to15 years
Computer software	5 years
Lease rights	Lease term
Product development costs	1 to 8 years
Customer lists	4 years
The following table presents the changes in cost and accumulated amortization of the Company’s intangible assets with finite lives:

	Intangible assets with finite lives
	ERP software	Computer software	Lease rights	Product development costs	In progress	Customer lists	Total
Cost	$	$	$	$	$	$	$
March 31, 2016	2,997	6,936	—	—	—	8,655	18,588
Additions	1,268	2,456	3,340	805	2,603	—	10,472
March 31, 2017	4,265	9,392	3,340	805	2,603	8,655	29,060
Additions	(6)	2,074	2,855	—	6,705	—	11,628
Transfers	—	367	—	3,142	(3,509)	—	—
March 31, 2018	4,259	11,833	6,195	3,947	5,799	8,655	40,688

	ERP software	Computer software	Lease rights	Product development costs	In progress	Customer lists	Total
Accumulated amortization	$	$	$	$	$	$	$
March 31, 2016	430	746	—	—	—	5,049	6,225
Amortization	429	1,541	—	103	—	2,164	4,237
March 31, 2017	859	2,287	—	103	—	7,213	10,462
Amortization	588	2,063	505	2,142	—	1,442	6,740
March 31, 2018	1,447	4,350	505	2,245	—	8,655	17,202
Net book value
March 31, 2017	3,406	7,105	3,340	702	2,603	1,442	18,598
March 31, 2018	2,812	7,483	5,690	1,702	5,799	—	23,486

Schedule of Valuation Techniques Used in Determining Fair Value of Financial Instruments
The following table describes the valuation techniques used in the determination of the fair values of financial instruments:

Type	Valuation Approach
Cash, trade receivables, accounts payable and accrued liabilities	The carrying amount approximates fair value due to the short term maturity of these instruments.
Derivatives (included in other current assets, other long-term assets, accounts payable and accrued liabilities or other long-term liabilities)
Specific valuation techniques used to value derivative financial instruments include:
- Quoted market prices or dealer quotes for similar instruments;
- Observable market information as well as valuations determined by external valuators with experience in the financial markets.

Revolving facility and term loan
The fair value is based on the present value of contractual cash flows, discounted at the Company’s current incremental borrowing rate for similar types of borrowing arrangements or, where applicable, market rates.